Net Operating Revenue (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Regulatory charges	R$ 2,952,146	R$ 3,669,468	R$ 3,486,342
Energy Development Account CDE Energia [member]
IfrsStatementLineItems [Line Items]
Regulatory charges	2,659,092	2,670,262	1,737,716
Other Charges Rate Flags [Member]
IfrsStatementLineItems [Line Items]
Regulatory charges	1,216	724,414	1,480,361
Research And Development And Energy Efficiency [Member]
IfrsStatementLineItems [Line Items]
Regulatory charges	161,039	153,152	168,591
Global Reversion Reserve RGR Quota [member]
IfrsStatementLineItems [Line Items]
Regulatory charges	46,750	42,103	44,372
Energy Development Account CDE Uso [member]
IfrsStatementLineItems [Line Items]
Regulatory charges	68,901	65,460	42,973
Inspection Fee [Member]
IfrsStatementLineItems [Line Items]
Regulatory charges	R$ 15,148	R$ 14,077	R$ 12,329